Segmented Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Information by reportable segment
Baytex's reportable segments are determined based on the geographic location and nature of the underlying operations:

•Canada includes the exploration for, and the development and production of, crude oil and natural gas in Western Canada;
•U.S. includes the exploration for, and the development and production of, crude oil and natural gas in the U.S.; and
•Corporate includes corporate activities and items not allocated between operating segments.

	Canada		U.S.		Corporate		Consolidated
Years Ended December 31	2019	2018	2019	2018	2019	2018	2019	2018

Revenue, net of royalties
Petroleum and natural gas sales	$1,077,724	$619,215	$728,195	$809,655	$—	$—	$1,805,919	$1,428,870
Royalties	(107,467)	(72,700)	(212,774)	(241,054)	—	—	(320,241)	(313,754)
	970,257	546,515	515,421	568,601	—	—	1,485,678	1,115,116

Expenses
Operating	298,303	221,717	99,413	89,875	—	—	397,716	311,592
Transportation	43,942	36,869	—	—	—	—	43,942	36,869
Blending and other	68,795	68,832	—	—	—	—	68,795	68,832
General and administrative	—	—	—	—	45,469	45,825	45,469	45,825
Transaction costs	—	—	—	—	—	13,074	—	13,074
Exploration and evaluation	11,764	10,580	—	11,149	—	—	11,764	21,729
Depletion and depreciation	463,501	294,925	261,766	261,709	6,419	2,050	731,686	558,684
Impairment	187,822	65,000	—	220,341	—	—	187,822	285,341
Share-based compensation	—	—	—	—	15,894	19,534	15,894	19,534
Financing and interest	—	—	—	—	125,865	119,086	125,865	119,086
Financial derivatives loss (gain)	—	—	—	—	7,197	(43,550)	7,197	(43,550)
Foreign exchange (gain) loss	—	—	—	—	(61,787)	108,294	(61,787)	108,294
Gain on dispositions	(2,238)	(1,946)	—	—	—	—	(2,238)	(1,946)
Other income	—	—	—	—	(7,526)	(1,172)	(7,526)	(1,172)
	1,071,889	695,977	361,179	583,074	131,531	263,141	1,564,599	1,542,192
Net income (loss) before income taxes	(101,632)	(149,462)	154,242	(14,473)	(131,531)	(263,141)	(78,921)	(427,076)
Income tax expense (recovery)
Current income tax expense (recovery)	101	—	1,992	(35)	—	—	2,093	(35)
Deferred income tax expense (recovery)	(32,942)	(40,723)	10,055	(26,049)	(45,668)	(34,960)	(68,555)	(101,732)
	(32,841)	(40,723)	12,047	(26,084)	(45,668)	(34,960)	(66,462)	(101,767)
Net income (loss)	$(68,791)	$(108,739)	$142,195	$11,611	$(85,863)	$(228,181)	$(12,459)	$(325,309)

Total oil and natural gas capital expenditures(1)	$376,543	$300,299	$177,928	$193,604	$—	$—	$554,471	$493,903
(1)Includes acquisitions, net of proceeds from divestitures.
Assets by segment

As at	December 31, 2019	December 31, 2018
Canadian assets	$3,484,123	$3,739,029
U.S. assets	2,403,310	2,628,941
Corporate assets	26,650	9,228
Total consolidated assets	$5,914,083	$6,377,198